Segment Information - Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 662,170	$ 638,183
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	164,642	161,754
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	161,645	158,949
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,997	2,805
Total Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	475,054	452,217
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	400,009	373,609
Other Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	75,045	78,608
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 22,474	$ 24,212